ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 1,090	$ 1,110
Accrued Liabilities and Other Payables	205,619	170,740
TOTAL	$ 206,709	$ 171,850